Mining Interests - Owned by Subsidiaries - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
1.0 Billion Notes [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowings eligible for capitalization	$ 1.0	$ 1.0
$1.5 Billion Notes [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowings eligible for capitalization	$ 1.5	$ 1.5